SCHEDULE OF MATURITIES OF BANK LOANS (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Short-Term Debt [Line Items]
Carrying amount	$ 8,828	$ 6,050	$ 7,981	$ 9,433
Year one	5,204	3,215	4,241	5,461
Year two	204	153	203	218
Year three	204	153	203	204
Year four	204	153	203	204
Year five	197	153	203	204
Thereafter	2,815	$ 2,226	2,928	3,142
Secured Floating Rate Bank Loans [Member]
Short-Term Debt [Line Items]
Carrying amount	8,715		7,841	9,269
Year one	5,180		4,218	5,437
Year two	180		180	194
Year three	180		180	180
Year four	180		180	180
Year five	180		180	180
Thereafter	2,815		2,903	3,098
Secured Floating Interest [Member]
Short-Term Debt [Line Items]
Carrying amount	113		140	164
Year one	24		23	24
Year two	24		23	24
Year three	24		23	24
Year four	24		23	24
Year five	17		23	24
Thereafter			$ 25	$ 44